Financial Instruments and Fair Value Disclosures - Measured on a recurring basis (Table) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Derivatives Fair Value [Line Items]
Total	$ 18,700	$ 540,790
Significant Other Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Interest rate swaps - asset	0	(66,475)
Interest rate swaps - liability	$ 18,700	$ 607,265